Transactions with related parties	12 Months Ended
Dec. 31, 2024
Transactions with related parties
Transactions with related parties

Note 27. Transactions with related parties

SEK defines related parties to the Parent Company and the Consolidated Group as:

the shareholder, i.e., the Swedish State
companies and organizations that are controlled through
a common owner, the Swedish State
subsidiaries
key management personnel
other related parties

The Swedish State owns 100 percent of the Company’s share capital. By means of direct guarantees extended by the Swedish Export Credits Guarantee Board, EKN, 43 percent (year-end 2023: 43 percent) of the Company’s loans outstanding on December 31, 2024, were guaranteed by the Swedish State. The remuneration to EKN for the guarantees paid by SEK during 2024 amounted to Skr 30 million (2023: Skr 46 million). SEK administers, in return for compensation, the Swedish system for officially supported export credits (CIRR-system), and the State’s previous concessionary credits system, refer to Note 1 (e) and Note 24.

SEK has a Skr 150 billion (2023: Skr 175 billion) credit facility with the Swedish National Debt Office. The credit facility can be used for loans covered by the CIRR-system up to Skr 138 billion (2023: Skr 140 billion), and for commercial export financing up to Skr 12 billion (2023: Skr 35 billion). In December, 2024, the credit facility was again set at Skr 150 billion for 2025, of which Skr 12 billion can be used for commercial export financing.

SEK enters into transactions in the ordinary course of business with entities that are partially or wholly owned or controlled by the State. SEK also extends export credits, in the form of direct or pass-through loans, to entities related to the State. Transactions with such counterparties are conducted on the same terms, including interest rates and repayment schedules, as transactions with unrelated parties. The Group’s and the Parent Company’s transactions do not differ significantly. There are no internal transactions between the Parent Company and the subsidiary. For further information see Note 15.

Key management personnel include the following positions:

The Board of Directors

The Chief Executive Officer

Other executive directors

For information about remuneration and other benefits to key management personnel see Note 5.

Other related parties include close family members of key management personnel as well as companies which are controlled by key management personnel of SEK or controlled by close family members to key management personnel.

The following tables further summarize the Group’s transactions with its related parties.

	2024
			Companies and
			organizations controlled
	The shareholder,		through a common owner,
	the Swedish State		the Swedish State		Total
		Interest		Interest		Interest
		income/		income/		income/
	Assets/	interest	Assets/	interest	Assets/	interest
Skr mn	liabilities	expense	liabilities	expense	liabilities	expense
Cash	1,000	94	—	—	1,000	94
Treasuries/government bonds	1,650	23	—	—	1,650	23
Other interest-bearing securities except loans	10,994	340	2,105	59	13,099	399
Loans in the form of interest--bearing securities	—	—	6,088	248	6,088	248
Loans to credit institutions	—	—	3,029	146	3,029	146
Loans to the public	—	—	637	36	637	36
Settlement claim against the State[1]	8	—	—	—	8	—
Total	13,652	457	11,859	489	25,511	946
Other liabilities	—	—	—	—	—	—
Settlement debt against the State[1]	3,673	—	—	—	3,673	—
Total	3,673	—	—	—	3,673	—

	2023
			Companies and
			organizations controlled
	The shareholder,		through a common owner,
	the Swedish State		the Swedish State		Total
		Interest		Interest		Interest
		income/		income/		income/
	Assets/	interest	Assets/	interest	Assets/	interest
Skr mn	liabilities	expense	liabilities	expense	liabilities	expense
Cash	1,000	97	—	—	1,000	97
Treasuries/government bonds	—	6	—	—	—	6
Other interest-bearing securities except loans	7,996	222	1,473	47	9,469	269
Loans in the form of interest--bearing securities	—	—	5,782	248	5,782	248
Loans to credit institutions	—	—	2,207	126	2,207	126
Loans to the public	—	—	660	32	660	32
Settlement claim against the State[1]	3	—	—	—	3	—
Total	8,999	325	10,122	453	19,121	778
Other liabilities	—	—	—	—	—	—
Settlement debt against the State[1]	3,641	—	—	—	3,641	—
Total	3,641	—	—	—	3,641	—
1	For information about settlement claim or debt against the State, see Note 16, Note 19 and Note 24.